Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Schedule of company's financial assets that are measured at fair value on a recurring basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2022 and December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		Quoted Prices in	Significant Other	Significant Other
June 30, 2022		Active Markets	Observable Inputs	Unobservable Inputs
Assets:	Level	(Level 1)	(Level 2)	(Level 3)
Investment held in Trust Account	1	$125,190,736	—	—

		Quoted Prices in	Significant Other	Significant Other
December 31, 2021		Active Markets	Observable Inputs	Unobservable Inputs
Assets:	Level	(Level 1)	(Level 2)	(Level 3)
Investment held in Trust Account	1	$125,002,997	—	—

		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
Investment held in Trust Account	1	$125,002,997	—	—

Wag Labs, Inc.
Schedule of company's financial assets that are measured at fair value on a recurring basis

	June 30, 2022
	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market funds	$558	$—	$—	$558
Short-term investments
Money market funds	6,962	—	—	6,962
Total financial assets	$7,520	$—	$—	$7,520

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market funds	$620	$—	$—	$620
Short-term investments
Money market funds	217	—	—	217
Corporate bonds	—	2,554	—	2,554
Total financial assets	$837	$2,554	$—	$3,391

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market funds	$620	$—	$—	$620
Short-Term investments
Money market funds	217	—	—	217
Corporate bonds	—	2,554	—	2,554
Total financial assets	$837	$2,554	$—	$3,391

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market funds	$1,163	$—	$—	$1,163
Short-Term investments
Money market funds	4,016	—	—	4,016
Commercial paper	—	8,098	—	8,098
Corporate bonds	—	3,426	—	3,426
U.S. government agency securities	—	818	—	818
Total financial assets	$5,179	$12,342	$—	$17,521

Schedule of unrealized positions for available-for-sale securities

	December 31, 2021
		Gross	Gross
	Amortized	unrealized	unrealized
	cost basis	gains	losses	Fair value
Money market funds	$217	$—	$—	$217
Corporate bonds	2,553	1	—	2,554
Total financial assets	$2,770	$1	$—	$2,771

	December 31, 2020
	Amortized cost	Gross unrealized	Gross unrealized
	basis	gains	losses	Fair value
Money market funds	$4,016	$—	$—	$4,016
Commercial paper	8,097	1	—	8,098
Corporate bonds	3,426	—	—	3,426
U.S. government agency securities	818	—	—	818
Total financial assets	$16,357	$1	$—	$16,358